Merger and Reverse Recapitalization - Additional Information (Details)		3 Months Ended	12 Months Ended
	Jan. 13, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Business Acquisition [Line Items]
Warrants outstanding at merger			756,172,000	1,096,730,000
Common stock shares issued		98,818,874	48,376,052	17,454,353
Shares pledged to secure note receivable	2,000,000
Cash escrow held for redemption | $	$ 11.57
Stock based compensation expense | $			$ 0	$ 0
Earnout Shares
Business Acquisition [Line Items]
Earnout commencement period		Jan. 13, 2025
Earnout ending period		Jan. 13, 2030
Number of consecutive trading days | Days		30
Number of trading days | Days		20
Fair value of earnout shares | $		$ 82,900,000
Stock based compensation expense | $		$ 3,500,000
Shares forfeited during the period		37,090
Service period		5 years
Aggregate amount right to receive		650,000
Estimated fair value | $		$ 33,000
Earnout Shares | Tranche One
Business Acquisition [Line Items]
Issuance of earnout share awards		3,750,000
Earnout Shares | Tranche Two
Business Acquisition [Line Items]
Issuance of additional earnout share awards		3,750,000
Earnout Shares | Tranche Three
Business Acquisition [Line Items]
Issuance of additional earnout share awards		3,750,000
Earnout Shares | Tranche Four
Business Acquisition [Line Items]
Issuance of additional earnout share awards		3,750,000
Put Option
Business Acquisition [Line Items]
Redemption value per share | $ / shares	$ 13.07
Common Stock
Business Acquisition [Line Items]
Shares issued for common stock		94,949
Redemption value per share | $ / shares	$ 11.57
Common Stock | Earnout Shares | Tranche One
Business Acquisition [Line Items]
Common stock price per share | $ / shares		$ 12.5
Common Stock | Earnout Shares | Tranche Two
Business Acquisition [Line Items]
Common stock price per share | $ / shares		15
Common Stock | Earnout Shares | Tranche Three
Business Acquisition [Line Items]
Common stock price per share | $ / shares		17.5
Common Stock | Earnout Shares | Tranche Four
Business Acquisition [Line Items]
Common stock price per share | $ / shares		$ 20
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding at merger	28,750,000
Private Placement Warrants
Business Acquisition [Line Items]
Warrants outstanding at merger	898,250
Non Redemption Agreement Shares
Business Acquisition [Line Items]
Guaranteed redemption value per share | $ / shares	$ 13.07
Blaize Class A Common Stock
Business Acquisition [Line Items]
Aggregate amount right to receive		2,600,000
PIPE Subscription Agreements | Blaize Class A Common Stock
Business Acquisition [Line Items]
Shares issued for common stock	1,529,500
Price per share of PIPE issuance | $ / shares	$ 10
BurTech LP
Business Acquisition [Line Items]
Shareholder note receivable, principal amount | $	$ 8,753,744
Common stock shares issued	750,000
Interest rate on shareholder note	7.00%
Sponsor Gurantee
Business Acquisition [Line Items]
Incremental redemption guarantee per share | $ / shares	$ 1.5
Sponsor
Business Acquisition [Line Items]
Incremental redemption guarantee per share | $ / shares	$ 1.5
Bur Tech
Business Acquisition [Line Items]
Merger exchange ratio	0.78